Financial instruments - Fair values and risk management - Capital management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Facility size	$ 586,800,000
Current assets less current liabilities	725,100,000
Aggregate cash	739,300,000
Cash and cash equivalents	$ 152,528,000	$ 161,478,000	$ 296,954,000	$ 173,133,000
Ratio of stockholders' equity to total assets	51.80%
Percentage of net income paid to shareholders through dividends	80.00%
Dividends, fixed amount per share (in USD per share)	$ 0.03
Minimum yearly fixed dividend (in USD per share)	$ 0.12
Number of shares outstanding (in shares)	201,677,981	201,677,981	215,078,497	218,786,812
Treasury shares as percent of shares outstanding	8.34%
COVID 19, Crew change charges	$ 1,200,000
COVID-19, Revenues because of off hire	$ 900,000
Treasury shares
Disclosure of detailed information about financial instruments [line items]
Number of shares outstanding (in shares)	18,346,732	18,346,732	4,946,216	1,237,901
Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Aggregate cash and cash equivalents, including undrawn amounts on committed loans	$ 50,000,000
Ratio of indebtedness to net capital	5.00%
Minimum cash requirement	$ 30,000,000
Ratio of stockholders' equity to total assets, minimum	30.00%
Minimum | Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Ratio of fair market value of collateral vessels to aggregate principal amount outstanding on loans	125.00%